LIFE INSURANCE SENSITIVITY ANALYSIS	12 Months Ended
Dec. 31, 2019
Disclosure of information about defined benefit plans [abstract]
Disclosure of sensitivity analysis for actuarial assumptions [text block]

NOTE 33: LIFE INSURANCE SENSITIVITY ANALYSIS

The following table demonstrates the effect of reasonably possible changes in key assumptions on profit before tax and equity disclosed in these financial statements assuming that the other assumptions remain unchanged. In practice this is unlikely to occur, and changes in some assumptions may be correlated. These amounts include movements in assets, liabilities and the value of the in-force business in respect of insurance contracts and participating investment contracts. The impact is shown in one direction but can be assumed to be reasonably symmetrical.

		2019		2018
		Increase		Increase
		(reduction )	Increase	(reduction )	Increase
		in profit	(reduction )	in profit	(reduction )
	Change in	before tax	in equity	before tax	in equity
	variable	£m	£m	£m	£m
Non-annuitant mortality and morbidity[1]	5% reduction	19	16	22	18
Annuitant mortality[2]	5% reduction	(293)	(243)	(234)	(194)
Lapse rates[3]	10% reduction	107	89	89	74
Future maintenance and investment expenses[4]	10% reduction	299	248	262	217
Risk-free rate[5]	0.25% reduction	33	28	76	63
Guaranteed annuity option take up6	5% addition	(1)	(1)	(3)	(2)
Equity investment volatility[7]	1% addition	(2)	(1)	(5)	(4)
Widening of credit default spreads on corporate bonds[8]	0.25% addition	(424)	(352)	(364)	(303)
Increase in illiquidity premia[9]	0.10% addition	191	159	153	127

Assumptions have been flexed on the basis used to calculate the value of in-force business and the realistic and statutory reserving bases.

1	This sensitivity shows the impact of reducing mortality and morbidity rates on non-annuity business to 95 per cent of the expected rate.

2	This sensitivity shows the impact on the annuity and deferred annuity business of reducing mortality rates to 95 per cent of the expected rate.

3	This sensitivity shows the impact of reducing lapse and surrender rates to 90 per cent of the expected rate.

4	This sensitivity shows the impact of reducing maintenance expenses and investment expenses to 90 per cent of the expected rate.

5	This sensitivity shows the impact on the value of in-force business, financial options and guarantee costs, statutory reserves and asset values of reducing the risk-free rate by 25 basis points.

6	This sensitivity shows the impact of a flat 5 per cent addition to the expected rate.

7	This sensitivity shows the impact of a flat 1 per cent addition to the expected rate.

8	This sensitivity shows the impact of a 25 basis point increase in credit default spreads on corporate bonds and the corresponding reduction in market values. Swap curves, the risk-free rate and illiquidity premia are all assumed to be unchanged.

9	This sensitivity shows the impact of a 10 basis point increase in the allowance for illiquidity premia. It assumes the overall spreads on assets are unchanged and hence market values are unchanged. Swap curves and the non-annuity risk-free rate are both assumed to be unchanged. The increased illiquidity premium increases the annuity risk-free rate.